DEFERRED GOVERNMENT GRANT	12 Months Ended
Dec. 31, 2012
DEFERRED GOVERNMENT GRANT
DEFERRED GOVERNMENT GRANT

15.                   DEFERRED GOVERNMENT GRANT

Deferred government grant consisted of the following:

	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000
Beginning	—	—	—
Received (i)	—	3,360	539
Recognized as income during the year	—	—	—
Ending	—	3,360	539

(i) During the year ended December 31, 2012, the Company received RMB3,360,000 (US$539,000) of government grant from the relevant PRC government authority. The government grant received is required to be used in a research and development project pursuant to the government grant agreement and the project term is from October 2012 to October 2014. The grant was recorded as deferred government grant as the Company had not fulfilled the conditions required by the government as of December 31, 2012.